SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of financial information with respect to single operating segment
	Year ended December 31,
	2024	2023	2022

Total Revenues	$27,864	$33,459	$7,500
Less:
R&D expenses
Preclinical	15,374	20,948	17,477
Clinical	15,267	10,627	11,357
SG&A	9,485	9,320	9,690
Financial income, net	(5,182)	(3,215)	(1,738)
Taxes on income	4,522	8,970	58
Other segment expenses*	2,629	5,563	4,350

Net loss	$(14,231)	$(18,754)	$(33,694)

Schedule of total revenues and long-lived assets by geographic area
	Year ended December 31,
	2024	2023	2022
Revenue from sales to customers:

Europe	$5,000	$10,000	$7,500
United States	22,864	23,459	-

Total revenue	$27,864	$33,459	$7,500

	December 31,
	2024	2023
Long-lived assets:

Israel	$3,677	$2,468
United States	18	77

Total long-lived assets	$3,695	$2,545

Schedule of sales to single customer exceeding 10%
	Year ended December 31,
	2024	2023	2022
Sales to a single customer exceeding 10%:

Customer A	18%	30%	100%
Customer B	82%	70%	-